Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual)
Forgiveness of loans from Wuhan Renhe			$ 285,413,074
Due to related parties		31,870,222	32,045,112
Additional Paid in Capital		242,696,445	242,622,947
Wuhan Renhe [Member]
Related Party Transactions (Textual)
Due to related parties			28,822,089	$ 322,388,060
Wuhan Renhe [Member] | Additional paid-in capital [Member]
Related Party Transactions (Textual)
Forgiveness of loans from Wuhan Renhe	$ 285,413,074
Additional Paid in Capital	$ 285,413,074
Renhe RE [Member]
Related Party Transactions (Textual)
Due to related parties			667,776
Mr Zhao Weibin [Member]
Related Party Transactions (Textual)
Due to related parties		118,263	126,516	126,516
Mr Liu Xiangyao [Member]
Related Party Transactions (Textual)
Due to related parties		$ 31,751,959	$ 2,428,731